COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest in Equity of Consolidated Subsidiaries	Total
Beginning balance at Dec. 31, 2018	$ 600,455	$ 0	$ 52,602	$ 653,057
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	6,432	0	(17,571)	(11,139)
Other comprehensive income (loss)	0	372	0	372
Net transfers from Parent	122,170	0	0	122,170
Equity-based compensation	0	0	1,509	1,509
Ending balance at Dec. 31, 2019	729,057	372	36,540	765,969
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(55,201)	0	(16,522)	(71,723)
Other comprehensive income (loss)	0	(26,609)	0	(26,609)
Net transfers from Parent	325,435	0	0	325,435
Equity-based compensation	0	0	2,325	2,325
Ending balance at Dec. 31, 2020	999,291	(26,237)	22,343	995,397
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(79,869)	0	(26,472)	(106,341)
Other comprehensive income (loss)	0	(129,227)	0	(129,227)
Net transfers from Parent	698,179	0	0	698,179
Equity-based compensation	0	0	4,038	4,038
Ending balance at Dec. 31, 2021	$ 1,617,601	$ (155,464)	$ (91)	$ 1,462,046